INVESTMENTS IN UNCONSOLIDATED ENTITIES - GUARANTEES (Details) $ in Millions	Dec. 31, 2016 USD ($)
Long-term Purchase Commitment [Line Items]
Current guarantor obligations	$ 43
Debt Service Operations [Member] | Sempra Renewables [Member]
Long-term Purchase Commitment [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	332
Current guarantor obligations	8
Purchased Power Contracts [Member] | Sempra Renewables [Member]
Long-term Purchase Commitment [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted	164
Current guarantor obligations	$ 2